Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Nov. 15, 2017
Document Effective Date	Nov. 15, 2017
Prospectus Date	Nov. 15, 2017
Aberdeen Focused U.S. Equity Fund (formerly Aberdeen Equity Long-Short Fund) | Class A
Prospectus:
Trading Symbol	MLSAX
Aberdeen Focused U.S. Equity Fund (formerly Aberdeen Equity Long-Short Fund) | Class C
Prospectus:
Trading Symbol	MLSCX
Aberdeen Focused U.S. Equity Fund (formerly Aberdeen Equity Long-Short Fund) | Class R
Prospectus:
Trading Symbol	GLSRX
Aberdeen Focused U.S. Equity Fund (formerly Aberdeen Equity Long-Short Fund) | Institutional Class
Prospectus:
Trading Symbol	GGUIX
Aberdeen Focused U.S. Equity Fund (formerly Aberdeen Equity Long-Short Fund) | Institutional Service Class
Prospectus:
Trading Symbol	AELSX
Aberdeen Focused U.S. Equity Fund (formerly Aberdeen Equity Long-Short Fund) | Class T
Prospectus:
Trading Symbol	AEQTX